ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
NOTE 4 - ACCOUNTS RECEIVABLE

Our accounts receivable at December 31, 2017 and December 31, 2016 consisted of the following:

	December 31, 2017	December 31, 2016
Accounts receivable	$39,764	$15,103
Less: Allowance for doubtful accounts	-0-	6,058
	$39,764	$9,045